Note 9 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 388	$ 1,949	$ 1,009	$ 2,354
Social security costs	28	101	79	176
Pension contributions	13	64	36	45
Equity incentives	27	244	111	130
Short-term compensated absences	0	2	0	0
Total	$ 456	$ 2,361	$ 1,235	$ 2,705